Segmental analysis - Schedule of revenue by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Total revenue	£ 8,138	£ 7,065
Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	142
UK
Disclosure of operating segments [line items]
Total revenue	3,167	2,702
US
Disclosure of operating segments [line items]
Total revenue	4,971	4,363
UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue	1,766	1,406
UK Electricity Transmission | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	0
UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue	919	896
UK Electricity Distribution | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	0
New England
Disclosure of operating segments [line items]
Total revenue	1,630	1,493
New England | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	0
New York
Disclosure of operating segments [line items]
Total revenue	3,107	2,667
New York | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	0
National Grid Ventures
Disclosure of operating segments [line items]
Total revenue	493	581
National Grid Ventures | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	0
Other
Disclosure of operating segments [line items]
Total revenue	223	22
Other | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	142
Operating segments
Disclosure of operating segments [line items]
Total revenue	8,224	7,130
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue	1,823	1,443
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue	922	901
Operating segments | New England
Disclosure of operating segments [line items]
Total revenue	1,630	1,493
Operating segments | New York
Disclosure of operating segments [line items]
Total revenue	3,107	2,667
Operating segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue	516	601
Operating segments | Other
Disclosure of operating segments [line items]
Total revenue	226	25
Operating segments | Other | Exceptional items and remeasurements
Disclosure of operating segments [line items]
Total revenue	142
Sales between segments
Disclosure of operating segments [line items]
Total revenue	(86)	(65)
Sales between segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Total revenue	(57)	(37)
Sales between segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Total revenue	(3)	(5)
Sales between segments | New England
Disclosure of operating segments [line items]
Total revenue	0	0
Sales between segments | New York
Disclosure of operating segments [line items]
Total revenue	0	0
Sales between segments | National Grid Ventures
Disclosure of operating segments [line items]
Total revenue	(23)	(20)
Sales between segments | Other
Disclosure of operating segments [line items]
Total revenue	£ (3)	£ (3)